UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   10/12/2012

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    65

Form 13F Information Table Value Total:    87,524
                                         (thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmerisourceBergen Corp.        COM              03073e105      770         19901 SH       Sole                 19901.00
Applied Materials Inc.         COM              038222105      410         36751 SH       Sole                 36751.00
Athersys, Inc.                 COM              04744l106       39         28000 SH       Sole                 28000.00
Automatic Data Proc.           COM              053015103      527          8990 SH       Sole                  8990.00
Baxter International           COM              071813109      700         11611 SH       Sole                 11611.00
Becton Dickinson & Co.         COM              075887109      676          8600 SH       Sole                  8600.00
Blackrock                      COM              092477108      480          2691 SH       Sole                  2691.00
Broadridge Financial Solutions COM              122014103      465         19912 SH       Sole                 19912.00
Bunge Ltd.                     COM              115657108      760         11334 SH       Sole                 11334.00
CVS Corp. Delaware             COM              126650100      495         10215 SH       Sole                 10215.00
Cardinal Health Inc.           COM              14149Y108      792         20317 SH       Sole                 20317.00
Casey's General Stores Inc     COM              147528103      460          8056 SH       Sole                  8056.00
Chevron Corp.                  COM              166764100      398          3417 SH       Sole                  3417.00
Coca Cola Enterprises          COM              19122T109      769         24600 SH       Sole                 24600.00
Eaton Vance Corp               COM              278265103      516         17810 SH       Sole                 17810.00
Enterprise Products LP         COM              293792107      792         14770 SH       Sole                 14770.00
Exxon Mobil Corp.              COM              30231G102     1430         15634 SH       Sole                 15634.02
Fidelity Nat'l Info Services   COM              31620m106      427         13677 SH       Sole                 13677.00
General Dynamics Corp.         COM              369550108      457          6916 SH       Sole                  6916.00
General Electric Co.           COM              369604103      385         16964 SH       Sole                 16964.00
Intel Corp.                    COM              458140100      475         20982 SH       Sole                 20982.00
Intersil Holdings              COM              46069s109      429         49052 SH       Sole                 49052.00
Janus Capital                  COM              47102x105      531         56199 SH       Sole                 56199.00
John Wiley & Sons, INC. A      COM              968223206      252          5490 SH       Sole                  5490.00
KLA-Tencor Corp                COM              482480100      411          8613 SH       Sole                  8613.00
Keycorp                        COM              493267108      316         36158 SH       Sole                 36158.00
Kinder Morgan Energy Partners  COM              494550106      723          8766 SH       Sole                  8766.00
L3 Communications              COM              502424104      457          6377 SH       Sole                  6377.00
McKesson Corp.                 COM              58155q103      743          8634 SH       Sole                  8634.00
Medtronic Inc.                 COM              585055106      793         18394 SH       Sole                 18394.00
Merck & Co.                    COM              58933Y105      377          8350 SH       Sole                  8350.00
Meredith CORP COM              COM              589433101      453         12931 SH       Sole                 12931.00
Molson Coors Brewing Company   COM              60871r209      753         16709 SH       Sole                 16709.00
Northern Trust Corp.           COM              665859104      491         10571 SH       Sole                 10571.00
Owens & Minor Inc.             COM              690732102      739         24736 SH       Sole                 24736.00
Pepsico Inc.                   COM              713448108     1225         17308 SH       Sole                 17308.00
Pfizer Inc.                    COM              717081103      271         10909 SH       Sole                 10909.00
Philip Morris International    COM              718172109      434          4824 SH       Sole                  4824.00
Progressive Corp.              COM              743315103      326         15710 SH       Sole                 15710.00
Raytheon Company               COM              755111507      455          7958 SH       Sole                  7958.00
Rockwell Collins               COM              774341101      477          8884 SH       Sole                  8884.00
SEI Investments                COM              784117103      455         21202 SH       Sole                 21202.00
SPDR Dow Jones Industrial Aver COM              252787106    11876         88592 SH       Sole                 88592.00
Steris Corp.                   COM              859152100      802         22610 SH       Sole                 22610.00
Sunoco Logistics LP            COM              86764l108      455          9750 SH       Sole                  9750.00
Sysco Corp.                    COM              871829107      728         23285 SH       Sole                 23285.00
T. Rowe Price Group Inc.       COM              74144T108      460          7263 SH       Sole                  7263.00
Texas Instruments              COM              882508104      387         14037 SH       Sole                 14037.00
Thompson Reuters               COM              884903105      464         16063 SH       Sole                 16063.00
Total System Services Inc      COM              891906109      461         19440 SH       Sole                 19440.00
United Technologies Grp        COM              913017109      498          6362 SH       Sole                  6362.00
Vangaurd IT Corp Bond          COM              92206C870      306          3490 SH       Sole                  3490.00
Vanguard Dividend Appreciation COM              921908844    14915        249910 SH       Sole                249910.00
Vanguard Emerging Markets Stoc COM              922042858     7609        182389 SH       Sole                182388.98
Vanguard Total Stock Market    COM              922908769      718          9746 SH       Sole                  9746.00
Verizon Communications         COM              92343V104      201          4400 SH       Sole                  4400.00
Wal-Mart Stores Inc.           COM              931142103      477          6457 SH       Sole                  6457.00
Walgreen Company               COM              931422109      462         12677 SH       Sole                 12677.00
Washington Post                COM              939640108      472          1300 SH       Sole                  1300.00
iS Cohen & Strs Realty         COM              464287564     9500        122028 SH       Sole                122028.46
iS Russell Midcap              COM              464287499     9310         84064 SH       Sole                 84064.16
iShares MSCI ACWI Index        COM              464288257      844         18085 SH       Sole                 18085.00
iShares Russell Midcap Value   COM              464287473      244          5010 SH       Sole                  5010.00
Colgate-Palmolive              COM              194162103      222          2066 SH       Sole                     2066
Exxon Mobil Corp.              COM              30231G102     2784         30448 SH       Sole                    30448
REPORT SUMMARY		        65 DATA RECORDS              87524		  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED